T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 36.3%
FINANCIAL INSTITUTIONS 8.9%
Banking 4.5%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	2,920	3,160
Arion Banki, 1.00%, 3/20/23 (EUR)	2,949	3,525
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (EUR) (1)(3)	2,800	3,281
Banco de Bogota, 4.375%, 8/3/27 (2)	1,000	1,051
Banco de Bogota, 4.375%, 8/3/27	3,900	4,100
Banco Santander, VR, 6.75% (EUR) (1)(4)	2,000	2,489
Bangkok Bank, VR, 3.733%, 9/25/34 (1)	4,120	4,156
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(2)	1,085	1,094
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)	6,200	6,242
Credit Agricole, 3.25%, 10/4/24 (2)	2,225	2,420
Danske Bank, 2.00%, 9/8/21 (2)	1,745	1,769
Danske Bank, 5.375%, 1/12/24 (2)	3,120	3,526
FirstRand Bank, VR, 6.25%, 4/23/28 (1)(3)	3,100	3,243
HDFC Bank, 8.10%, 3/22/25 (INR)	150,000	2,110
HSBC Holdings, 4.95%, 3/31/30	1,550	1,910
Intesa Sanpaolo, VR, 7.00% (EUR) (1)(4)	1,215	1,470
JPMorgan Chase, VR, 2.956%, 5/13/31 (1)	2,875	3,081
Morgan Stanley, 4.10%, 5/22/23	3,575	3,885
State Street, VR, 3.152%, 3/30/31 (1)(2)	760	867
		53,379
Brokerage Asset Managers Exchanges 0.2%
LHC3, 4.125%, 8/15/24 (EUR) (5)	2,205	2,605
		2,605
Finance Companies 1.2%
AerCap Ireland Capital, 4.50%, 9/15/23	4,065	4,181
Avolon Holdings Funding, 2.875%, 2/15/25 (2)	3,400	2,983
Avolon Holdings Funding, 3.25%, 2/15/27 (2)	2,540	2,172

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Avolon Holdings Funding, 4.375%, 5/1/26 (2)	1,120	1,012
Navient, 6.75%, 6/15/26	2,440	2,547
Navient, 7.25%, 1/25/22	1,575	1,650
		14,545
Financial Other 0.8%
ADO Properties, 1.50%, 7/26/24 (EUR)	4,200	4,719
LeasePlan, VR, 7.375% (EUR) (1)(4)	2,590	3,245
Louvre Bidco, 4.25%, 9/30/24 (EUR)	1,515	1,705
		9,669
Insurance 1.1%
Allianz, VR, 3.375% (EUR) (1)(4)	2,300	2,995
AmWINS Group, 7.75%, 7/1/26 (2)	410	441
Centene, 4.25%, 12/15/27	970	1,021
Centene, 4.625%, 12/15/29	890	972
Centene, 5.375%, 8/15/26 (2)	1,315	1,390
Genworth Mortgage Holdings, 6.50%, 8/15/25 (2)	1,260	1,323
HUB International, 7.00%, 5/1/26 (2)	1,575	1,634
Marsh & McLennan, 2.25%, 11/15/30	1,880	1,971
MGIC Investment, 5.25%, 8/15/28	515	541
		12,288
Real Estate Investment Trusts 1.1%
Brixmor Operating Partnership, 4.125%, 6/15/26	3,200	3,453
RHP Hotel Properties, 5.00%, 4/15/23	4,135	4,052
Times China Holdings, 6.75%, 7/16/23	5,600	5,852
		13,357
Total Financial Institutions		105,843
INDUSTRIAL 25.3%
Basic Industry 2.3%
ABJA Investment, 5.95%, 7/31/24	4,600	4,801
Alcoa Nederland Holding, 5.50%, 12/15/27 (2)	1,565	1,677
Arconic, 6.125%, 2/15/28 (2)(3)	2,660	2,803

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ashland Services, 2.00%, 1/30/28 (EUR) (2)	480	556
Ashland Services, 2.00%, 1/30/28 (EUR)	1,955	2,263
Braskem Finance, 7.375% (3)(4)	5,900	5,918
Consolidated Energy Finance, 6.50%, 5/15/26 (2)	1,145	1,010
Constellium, 6.625%, 3/1/25 (2)(3)	2,695	2,776
Methanex, 5.25%, 12/15/29	855	862
Methanex, 5.65%, 12/1/44	1,290	1,185
Westlake Chemical, 1.625%, 7/17/29 (EUR)	3,000	3,472
		27,323
Capital Goods 2.1%
Cemex, 5.45%, 11/19/29	6,700	6,895
General Electric, Series D, VR, 5.00% (1)(3)(4)	1,235	962
Honeywell International, 0.75%, 3/10/32 (EUR)	4,455	5,283
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (2)(3)	3,500	3,395
Mohawk Capital Finance, 1.75%, 6/12/27 (EUR)	1,100	1,221
TransDigm, 8.00%, 12/15/25 (2)	1,270	1,383
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (2)	270	331
Vertical Holdco, 6.625%, 7/15/28 (EUR) (2)	890	1,108
Vertical Midco, 4.375%, 7/15/27 (EUR) (2)(3)	740	905
Victoria, 5.25%, 7/15/24 (EUR) (2)	1,535	1,841
Victoria, 5.25%, 7/15/24 (EUR) (3)	1,890	2,266
		25,590
Communications 5.0%
Altice Financing, 5.00%, 1/15/28 (2)	2,580	2,644
Altice Financing, 7.50%, 5/15/26 (2)	1,500	1,596
Altice France, 3.375%, 1/15/28 (EUR) (2)	885	1,029
Altice France, 3.375%, 1/15/28 (EUR)	640	744
Altice France, 5.875%, 2/1/27 (EUR)	1,700	2,162
Altice France Holding, 4.00%, 2/15/28 (EUR) (2)	1,505	1,652
C&W Senior Financing, 6.875%, 9/15/27 (2)	4,015	4,215
C&W Senior Financing, 7.50%, 10/15/26 (2)	1,450	1,552

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
CCO Holdings, 4.25%, 2/1/31 (2)	2,900	3,027
CSC Holdings, 6.50%, 2/1/29 (2)	2,315	2,599
Globo Comunicacao e Participacoes, 5.125%, 3/31/27	5,100	5,221
HTA Group, 7.00%, 12/18/25 (2)	1,760	1,887
Hughes Satellite Systems, 7.625%, 6/15/21	210	218
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)	1,085	1,180
LCPR Senior Secured Financing, 6.75%, 10/15/27 (2)	2,140	2,284
MDC Partners, 6.50%, 5/1/24 (2)	1,950	1,874
Netflix, 4.625%, 5/15/29 (EUR)	2,250	3,155
PLT VII Finance, 4.625%, 1/5/26 (EUR) (2)	565	692
SBA Tower Trust, 2.836%, 1/15/25 (2)	3,585	3,725
Summer BidCo, 9.75%, 11/15/25 (EUR) (5)	3,461	4,277
T-Mobile USA, 3.875%, 4/15/30 (2)	2,350	2,676
Telecom Argentina, 8.50%, 8/6/25 (2)	4,281	3,954
VTR Comunicaciones, 5.125%, 1/15/28 (2)	2,994	3,136
Ziggo, 2.875%, 1/15/30 (EUR)	3,355	3,949
		59,448
Consumer Cyclical 4.2%
1011778 BC ULC, 5.75%, 4/15/25 (2)	565	602
Brinker International, 3.875%, 5/15/23	610	593
China Evergrande Group, 6.25%, 6/28/21 (3)	5,500	5,431
CIFI Holdings Group, 5.50%, 1/23/22	4,239	4,303
CIFI Holdings Group, 7.625%, 2/28/23	961	1,025
Clarios Global, 4.375%, 5/15/26 (EUR)	3,995	4,896
Country Garden Holdings, 8.00%, 1/27/24	5,250	5,765
eG Global Finance, 4.375%, 2/7/25 (EUR) (2)	1,015	1,146
Expedia Group, 6.25%, 5/1/25 (2)	795	870
Expedia Group, 7.00%, 5/1/25 (2)	660	714
Ford Motor Credit, 3.813%, 10/12/21	2,310	2,316
L Brands, 6.875%, 7/1/25 (2)	2,815	3,040
Navistar International, 6.625%, 11/1/25 (2)	1,155	1,178

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Navistar International, 9.50%, 5/1/25 (2)	2,405	2,736
Shimao Group Holdings, 6.125%, 2/21/24	5,300	5,671
Taylor Morrison Communities, 5.125%, 8/1/30 (2)	860	935
Volkswagen Group of America Finance, 2.70%, 9/26/22 (2)	1,760	1,833
WW International, 8.625%, 12/1/25 (2)	2,830	2,989
Yanlord Land HK, 6.75%, 4/23/23	3,350	3,484
		49,527
Consumer Non-Cyclical 4.6%
Albertsons, 7.50%, 3/15/26 (2)	1,885	2,107
Albertsons, 5.75%, 3/15/25	1,660	1,712
Avantor Funding, 4.625%, 7/15/28 (2)	1,220	1,290
B&G Foods, 5.25%, 4/1/25 (3)	1,520	1,573
B&G Foods, 5.25%, 9/15/27 (3)	1,065	1,132
Bausch Health, 7.25%, 5/30/29 (2)	1,890	2,074
Bausch Health, 9.00%, 12/15/25 (2)	715	783
Bausch Health Americas, 8.50%, 1/31/27 (2)	875	963
Becton Dickinson & Company, 2.823%, 5/20/30	1,405	1,526
Becton Dickinson & Company, 3.794%, 5/20/50	1,785	2,017
BRF, 4.875%, 1/24/30 (3)	5,400	5,609
CD&R Smokey Buyer, 6.75%, 7/15/25 (2)	330	353
Cigna, 2.40%, 3/15/30	1,375	1,438
Cigna, 4.125%, 11/15/25	3,435	3,962
CVS Health, 3.00%, 8/15/26	400	438
CVS Health, 3.75%, 4/1/30	1,215	1,405
Diamond, 5.625%, 8/15/25 (EUR) (3)	1,580	1,871
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR)	1,535	1,896
Hasbro, 3.55%, 11/19/26	2,375	2,503
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (3)	980	1,020
Kernel Holding, 6.50%, 10/17/24	2,700	2,734
Lamb Weston Holdings, 4.875%, 5/15/28 (2)	470	517
LifePoint Health, 6.75%, 4/15/25 (2)	2,165	2,338

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Mriya Farming, EC, 0.50%, 12/31/25 (2)(6)(7)	293	4
Perrigo Finance Unlimited, 3.15%, 6/15/30	935	980
Sigma Holdco, 5.75%, 5/15/26 (EUR)	2,555	3,046
Sigma Holdco, 7.875%, 5/15/26 (2)	1,375	1,390
Takeda Pharmaceutical, 1.00%, 7/9/29 (EUR)	2,368	2,879
Takeda Pharmaceutical, 1.375%, 7/9/32 (EUR)	2,042	2,518
Tenet Healthcare, 6.875%, 11/15/31	1,350	1,310
Tenet Healthcare, 7.50%, 4/1/25 (2)	1,395	1,531
		54,919
Energy 4.0%
Aker BP, 3.00%, 1/15/25 (2)	4,254	4,291
Aker BP, 3.75%, 1/15/30 (2)	2,615	2,592
Antero Resources, 5.125%, 12/1/22	50	43
Continental Resources, 4.375%, 1/15/28	515	494
Continental Resources, 4.50%, 4/15/23	760	765
Continental Resources, 4.90%, 6/1/44	535	472
Continental Resources, 5.00%, 9/15/22 (3)	425	423
DCP Midstream Operating, 5.625%, 7/15/27	1,635	1,766
DCP Midstream Operating, 6.75%, 9/15/37 (2)	355	359
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)	535	420
Diamondback Energy, 2.875%, 12/1/24	1,885	1,942
Diamondback Energy, 5.375%, 5/31/25	2,800	2,909
Energy Transfer Operating, 2.90%, 5/15/25	895	920
Energy Transfer Operating, 3.75%, 5/15/30	1,970	1,955
EQT, 7.875%, 2/1/25 (3)	1,490	1,710
EQT, 8.75%, 2/1/30	1,080	1,301
Hess, 7.125%, 3/15/33	485	597
Hess, 7.30%, 8/15/31	395	482
Hess, 7.875%, 10/1/29	195	246
Nabors Industries, 4.625%, 9/15/21	208	169
NGL Energy Partners, 7.50%, 4/15/26 (3)	1,750	1,164

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Occidental Petroleum, 2.70%, 2/15/23	215	207
Occidental Petroleum, 3.125%, 2/15/22	1,175	1,163
Occidental Petroleum, 3.20%, 8/15/26	350	307
Occidental Petroleum, 4.40%, 8/15/49	515	398
Occidental Petroleum, 6.625%, 9/1/30	3,070	3,170
Occidental Petroleum, 8.875%, 7/15/30	1,410	1,600
Range Resources, 9.25%, 2/1/26 (2)	2,425	2,552
Seven Generations Energy, 5.375%, 9/30/25 (2)	4,760	4,582
Seven Generations Energy, 6.75%, 5/1/23 (2)(3)	275	278
Targa Resources Partners, 6.875%, 1/15/29 (3)	2,515	2,779
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (CAD) (1)	3,585	2,718
Woodside Finance, 4.50%, 3/4/29 (2)	2,785	3,124
		47,898
Industrial Other 0.2%
SM Investments, 4.875%, 6/10/24	2,300	2,438
		2,438
Technology 1.1%
Apple, 2.65%, 5/11/50	1,790	1,837
QUALCOMM, 3.25%, 5/20/50	3,455	3,883
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR)	730	948
Sabre GLBL, 9.25%, 4/15/25 (2)	1,625	1,802
Solera, 10.50%, 3/1/24 (2)	4,555	4,783
		13,253
Transportation 1.8%
Adani Ports & Special Economic Zone, 4.375%, 7/3/29	5,400	5,535
American Airlines PTT, Series 2016-3, Class AA, 3.00%,
10/15/28	1,435	1,346
Emirates Airline, 4.50%, 2/6/25 (3)	4,618	4,492
ICTSI Treasury, 4.625%, 1/16/23	600	625
ICTSI Treasury, 5.875%, 9/17/25	4,600	5,076
United Airlines PTT, Series 2018-1, Class AA, 3.50%, 3/1/30	2,595	2,416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	1,630	1,492
		20,982
Total Industrial		301,378
UTILITY 2.1%
Electric 1.7%
AES Gener, VR, 7.125%, 3/26/79 (1)(2)	5,500	5,885
DPL, 4.125%, 7/1/25 (2)	975	1,026
Edison International, 3.125%, 11/15/22	475	492
Edison International, 3.55%, 11/15/24	2,270	2,399
Edison International, 4.95%, 4/15/25	160	176
Minejesa Capital, 5.625%, 8/10/37	4,300	4,555
Pacific Gas & Electric, 2.10%, 8/1/27	1,675	1,637
Pacific Gas & Electric, 4.55%, 7/1/30	502	549
Southern California Edison, 2.25%, 6/1/30 (3)	2,050	2,082
Vistra Operations, 3.70%, 1/30/27 (2)	2,180	2,289
		21,090
Utility Other 0.4%
Manila Water, 4.375%, 7/30/30	4,800	4,662
		4,662
Total Utility		25,752
Total Corporate Bonds (Cost $415,366)		432,973

ASSET-BACKED SECURITIES 6.5%
Car Loan 1.2%
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D
3.82%, 3/18/24	1,265	1,315
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class C
4.83%, 11/20/22 (2)	4,125	4,185
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (2)	990	1,005

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

CarMax Auto Owner Trust
Series 2017-1, Class D
3.43%, 7/17/23	625	632

Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (2)	2,170	2,368

Santander Consumer Auto Receivables Trust
Series 2020-BA, Class D
2.14%, 12/15/26 (2)	2,010	2,012

Santander Drive Auto Receivables Trust
Series 2020-2, Class C
1.46%, 9/15/25	2,595	2,615

SMART Trust
Series 2016-2US, Class A4A
2.05%, 12/14/22	548	548

		14,680
Other Asset-Backed Securities 3.9%

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (2)	1,590	1,375

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.352%, 7/20/28 (2)	1,520	1,517

Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.775%, 4/15/29 (2)	6,995	6,825

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.303%, 11/20/28 (2)	3,730	3,704

CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.555%, 2/12/30 (2)	2,120	2,108

Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (2)	3,597	3,782

Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (2)	1,910	1,992

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/28 (2)	1,940	1,935

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (2)	165	163

Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (2)	1,446	1,543

HPS Loan Management
Series 11-2017, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 2.451%, 5/6/30 (2)	7,190	6,939

Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.605%, 10/15/32 (2)	2,385	2,383

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.575%, 7/15/32 (2)	700	698

Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.545%, 10/25/32 (2)	2,205	2,199

MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (2)	1,092	1,132

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (2)	39	39

MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (2)	92	93

MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (2)	111	111

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.073%, 10/17/29 (2)	1,670	1,641

Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.572%, 7/20/32 (2)	2,820	2,813

Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 2.172%, 1/20/29 (2)	3,460	3,378

		46,370

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Student Loan 1.4%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (2)	805	820
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (2)	2,365	2,337
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (2)	5,390	5,230
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (2)	2,005	2,056
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (2)	6,090	6,067
		16,510
Total Asset-Backed Securities (Cost $77,714)		77,560

BANK LOANS 4.6% (8)
INDUSTRIAL 4.6%
Capital Goods 0.4%
Summit Materials, FRN, 3M USD LIBOR + 2.00%, 2.156%,
11/21/24	4,937	4,849
		4,849
Communications 1.6%
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.75%, 8/14/26	3,069	3,023
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.656%, 8/4/25	2,217	2,220
Charter Communications Operating, FRN, 1M USD LIBOR +
1.75%, 1.91%, 2/1/27	4,937	4,843
Intelsat Jackson Holdings, 8.625%, 1/2/24	780	788
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
5.50%, 7/13/22 (9)	835	849
Level 3 Financing, FRN, 1M USD LIBOR + 1.75%, 1.906%,
3/1/27	3,373	3,264

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

T-Mobile USA, FRN, 1M USD LIBOR + 3.00%, 3.156%, 4/1/27	4,455	4,464
		19,451
Consumer Cyclical 1.1%
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 1.902%, 4/3/25	4,937	4,786
Marriott Ownership Resorts, FRN, 1M USD LIBOR + 1.75%,
1.906%, 8/29/25	4,950	4,727
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
3.472%, 8/14/24	4,366	4,074
		13,587
Consumer Non-Cyclical 0.2%
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24	2,384	2,380
		2,380
Energy 0.3%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	3,253	2,456
Buckeye Partners, FRN, 1M USD LIBOR + 2.75%, 2.906%,
11/1/26	1,546	1,519
		3,975
Technology 1.0%
CCC Information Services, FRN, 1M USD LIBOR + 3.00%,
4.00%, 4/29/24	4,372	4,343
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 2.17%,
5/29/25	4,617	4,528
Ultimate Software Group, FRN, 1M USD LIBOR + 6.75%, 7.50%,
5/3/27	2,420	2,465
		11,336
Total Bank Loans (Cost $57,188)		55,578

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.8%
Collateralized Mortgage Obligations 6.6%
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (2)	1,188	1,212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (2)	2,815	2,882

COLT Mortgage Loan Trust
Series 2019-1, Class A3, CMO, ARM
4.012%, 3/25/49 (2)	1,122	1,137

COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (2)	1,176	1,187

COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (2)	1,562	1,578

Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 2.725%, 12/25/30	1,236	1,223

Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.525%, 1/25/31	1,897	1,871

Connecticut Avenue Securities Trust
Series 2019-R06, Class 2M2, CMO, ARM
1M USD LIBOR + 2.10%, 2.275%, 9/25/39 (2)	2,599	2,585

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (2)	1,680	1,698

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (2)	487	490

Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (2)	1,190	1,185

Ellington Financial Mortgage Trust
Series 2020-1, Class M1, CMO, ARM
5.24%, 5/25/65 (2)	1,280	1,339

FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (2)	3,135	2,859

Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (2)	544	553

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (2)	837	848

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, CMO, ARM
3.951%, 1/25/59 (2)	1,075	1,078

Homeward Opportunities Fund I Trust
Series 2019-3, Class M1, CMO, ARM
3.518%, 11/25/59 (2)	3,135	3,004

Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (2)	2,235	2,245

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A2, CMO, ARM
4.087%, 11/25/48 (2)	1,038	1,066

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (2)	827	833

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (2)	1,798	1,818

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (2)	2,300	2,235

Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (2)	740	734

Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (2)	531	553

Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (2)	509	523

SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (2)	748	737

Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (2)	1,942	1,966

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class M1, CMO, ARM
4.094%, 2/25/49 (2)	1,425	1,409

Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (2)	3,940	3,599

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, CMO, ARM
1M USD LIBOR + 4.65%, 4.825%, 10/25/28	2,937	3,043

Structured Agency Credit Risk Debt Notes
Series 2016-HQA2, Class M3, CMO, ARM
1M USD LIBOR + 5.15%, 5.325%, 11/25/28	3,437	3,575

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.14%, 8/25/48 (2)	572	566

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.525%, 2/25/49 (2)	4,699	4,593

Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.225%, 4/25/49 (2)	1,630	1,600

Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.225%, 11/25/49 (2)	2,484	2,467

Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.675%, 6/25/50 (2)	1,700	1,704

Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 3.908%, 8/25/50 (2)	1,375	1,385

Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 3.60%, 3.775%, 7/25/50 (2)	2,375	2,384

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (2)	50	51

Towd Point Mortgage Trust
Series 2017-1, Class M1, CMO, ARM
3.75%, 10/25/56 (2)	1,035	1,123

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (2)	608	632

Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.75%, 3/25/58 (2)	963	1,042

Verus Securitization Trust
Series 2018-3, Class M1, CMO, ARM
4.595%, 10/25/58 (2)	2,050	1,947

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (2)	1,593	1,622

Verus Securitization Trust
Series 2019-2, Class A2, CMO, ARM
3.345%, 5/25/59 (2)	1,786	1,818

Verus Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
5.50%, 3/25/60 (2)	530	560

Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (2)	1,560	1,567

Vista Point Securitization Trust
Series 2020-2, Class B1, CMO, ARM
4.90%, 4/25/65 (2)	1,920	1,920

		78,046
Commercial Mortgage-Backed Securities 4.2%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 1.236%, 9/15/34 (2)	995	995

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.562%, 4/15/35 (2)	500	450

Benchmark Mortgage Trust
Series 2018-B1, Class AM, ARM
3.878%, 1/15/51	2,714	3,080

BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.702%, 10/15/34 (2)	1,830	1,683

BX Commercial Mortgage Trust
Series 2020-BXLP, Class G, ARM
1M USD LIBOR + 2.50%, 2.662%, 12/15/36 (2)	2,093	2,051

BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 1.382%, 5/15/35 (2)	1,040	975

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (2)	1,055	1,007

CD Mortgage Trust
Series 2016-CD1, Class AM
2.926%, 8/10/49	2,490	2,590

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (2)	3,350	3,360

Citigroup Commercial Mortgage Trust
Series 2015-P1, Class B, ARM
4.461%, 9/15/48	560	586

Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72 (2)	6,110	5,343

Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.768%, 2/10/47	1,390	1,513

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.576%, 7/10/50	1,500	1,583

Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.712%, 10/10/29 (2)	4,340	4,530

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, ARM
1M USD LIBOR + 2.15%, 2.312%, 5/15/36 (2)	2,555	2,504

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, ARM
5.088%, 1/15/49	1,065	1,108

DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (2)	1,455	1,406

Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M USD LIBOR + 3.131%, 3.293%, 12/15/36 (2)	6,150	5,350

Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.05%, 1.212%, 12/15/34 (2)	2,145	2,005

InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.25%, 1.412%, 1/15/33 (2)	2,030	1,965

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, ARM
3.876%, 3/15/50	655	735

Manhattan West
Series 2020-1MW, Class D, ARM
2.412%, 9/10/39 (2)	1,185	1,133

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class C, ARM
4.324%, 11/15/52	535	507
VNDO Trust
Series 2016-350P, Class D, ARM
4.033%, 1/10/35 (2)	3,825	3,910
		50,369
Total Non-U.S. Government Mortgage-Backed Securities (Cost $129,082)		128,415

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS 3.6% (10)
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41	322	355
4.50%, 6/1/39 - 5/1/42	54	60
5.00%, 11/1/36 - 8/1/40	64	74
5.50%, 10/1/38	6	7
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	1,236	193
Federal Home Loan Mortgage, UMBS
4.50%, 3/1/49 - 5/1/50	2,089	2,258
5.00%, 12/1/41	853	982
Federal National Mortgage Assn., UMBS
3.50%, 11/1/45 - 7/1/50	10,583	11,236
4.00%, 1/1/41 - 1/1/50	5,683	6,117
4.50%, 7/1/39 - 1/1/50	7,195	7,897
5.00%, 7/1/33 - 7/1/47	4,829	5,548
5.50%, 4/1/35 - 5/1/44	888	1,044
6.00%, 4/1/35 - 2/1/39	161	190
6.50%, 9/1/36 - 8/1/37	37	42
UMBS, TBA
2.00%, 9/1/50 (11)	2,375	2,449
2.50%, 9/1/50 (11)	3,775	3,973
		42,425

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT OBLIGATIONS 1.0%
Government National Mortgage Assn.
3.00%, 9/20/49	1,498	1,541
3.50%, 2/20/48	2,604	2,812
4.00%, 9/20/40 - 6/20/47	3,033	3,278
4.50%, 3/20/47 - 2/20/50	1,285	1,391
5.00%, 3/20/41 - 6/20/49	1,850	2,026
Government National Mortgage Assn., CMO, IO
4.00%, 2/20/43	71	10
4.50%, 12/20/39	17	1
Government National Mortgage Assn., TBA, 4.00%, 9/20/50
(11)	1,115	1,188
		12,247
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $53,008)		54,672

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.0%
U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	32,946	35,396
Total U.S. Treasury Obligations		35,396
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$33,631)		35,396

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 26.4%
Government Sponsored 0.5%
Petrobras Global Finance, 5.999%, 1/27/28	5,900	6,553
		6,553
Owned No Guarantee 5.2%
1MDB Global Investments, 4.40%, 3/9/23	6,500	6,557
China Development Bank, 3.43%, 1/14/27 (CNY)	140,000	20,344
China Development Bank, 3.65%, 5/21/29 (CNY)	40,000	5,822

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Eskom Holdings SOC, 5.75%, 1/26/21	6,650	6,523
Export-Import Bank of India, 8.375%, 7/24/25 (INR)	49,000	736
Islandsbanki, 1.125%, 4/12/22 (EUR)	3,350	4,032
Landsbankinn, 1.00%, 5/30/23 (EUR)	3,450	4,122
Mexico City Airport Trust, 5.50%, 7/31/47	4,400	3,821
NTPC, 7.25%, 5/3/22 (INR)	50,000	685
NTPC, 7.375%, 8/10/21 (INR)	60,000	821
Petroleos de Venezuela, 6.00%, 5/16/24 (7)(12)	770	23
Petroleos de Venezuela, 9.00%, 11/17/21 (7)(12)	510	15
Petroleos de Venezuela, 12.75%, 2/17/22 (7)(12)	15	—
Petroleos Mexicanos, 6.50%, 3/13/27	3,455	3,421
Petroleos Mexicanos, 6.84%, 1/23/30	3,450	3,330
Syngenta Finance, 3.933%, 4/23/21 (2)	1,420	1,437
		61,689
Sovereign 4.5%
Commonwealth of Bahamas, 6.00%, 11/21/28 (2)	1,140	1,025
Government of Bermuda, 3.717%, 1/25/27	1,870	2,072
Government of Bermuda, 4.75%, 2/15/29 (2)	4,610	5,514
Republic of Albania, 3.50%, 10/9/25 (EUR) (2)	1,490	1,838
Republic of Albania, 3.50%, 10/9/25 (EUR)	1,500	1,850
Republic of Albania, 3.50%, 6/16/27 (EUR) (2)	1,635	1,988
Republic of Argentina, 3.375%, 1/15/23 (EUR) (7)(12)	2,400	1,343
Republic of Guatemala, 5.375%, 4/24/32 (2)(3)	1,805	2,126
Republic of Guatemala, 6.125%, 6/1/50	3,350	4,159
Republic of Guatemala, 6.125%, 6/1/50 (2)	755	937
Republic of Romania, 2.00%, 1/28/32 (EUR) (2)	1,045	1,182
Republic of Romania, 2.00%, 1/28/32 (EUR)	1,387	1,568
Republic of Romania, 2.124%, 7/16/31 (EUR)	5,218	6,013
Republic of Romania, 2.875%, 3/11/29 (EUR)	696	886
Republic of Romania, 3.624%, 5/26/30 (EUR)	4,680	6,141
Republic of Serbia, 1.50%, 6/26/29 (EUR) (2)	2,460	2,845

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Republic of Sri Lanka, 6.25%, 10/4/20	2,000	1,965
Republic of Sri Lanka, 6.25%, 7/27/21	1,600	1,532
Republic of Venezuela, 6.00%, 12/9/20 (7)(12)	205	15
Republic of Venezuela, 7.75%, 10/13/19 (7)(12)	400	30
State of Israel, 3.80%, 5/13/60 (3)	2,825	3,336
State of Israel, 3.875%, 7/3/50	2,255	2,694
United Mexican States, 4.60%, 2/10/48	2,500	2,755
		53,814
Supranational 0.7%
European Bank for Reconstruction & Development, 6.25%,
7/25/22 (IDR)	123,500,000	8,577
		8,577
Treasuries 15.5%
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (CLP) (2)	21,830,000	33,748
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25
(BRL)	41,396	8,735
Commonwealth of Australia, 3.00%, 3/21/47 (AUD)	15,736	14,458
Egypt Treasury Bills, 13.448%, 10/6/20 (EGP)	65,150	4,081
Government of Malaysia, 4.065%, 6/15/50 (MYR)	28,800	7,380
Government of Singapore, 2.875%, 7/1/29 (SGD)	4,830	4,129
Ireland Government Bond, 1.70%, 5/15/37 (EUR)	8,350	12,298
Italy Buoni Poliennali Del Tesoro, 0.65%, 5/15/26 (EUR)	5,212	6,338
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67 (EUR)	2,310	3,185
Kingdom of Spain, (0.146)%, 1/31/25 (EUR) (7)	2,174	2,617
People's Republic of China, 3.12%, 12/5/26 (CNY)	40,000	5,854
People's Republic of China, 3.13%, 11/21/29 (CNY)	20,000	2,928
People's Republic of China, 4.00%, 6/24/69 (CNY)	10,000	1,517
Republic of Cyprus, 1.25%, 1/21/40 (EUR)	120	140
Republic of Cyprus, 2.375%, 9/25/28 (EUR)	10,363	13,966
Republic of Cyprus, 2.75%, 2/26/34 (EUR)	917	1,303
Republic of Cyprus, 2.75%, 5/3/49 (EUR)	1,784	2,641
Republic of India, 6.45%, 10/7/29 (INR)	400,000	5,528

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Republic of India, 8.24%, 2/15/27 (INR)	355,000	5,357
Republic of India, 9.15%, 11/14/24 (INR)	621,320	9,602
Republic of Indonesia, 8.125%, 5/15/24 (IDR)	110,000,000	8,252
Republic of Indonesia, 9.00%, 3/15/29 (IDR)	57,493,000	4,496
Republic of South Africa, 10.50%, 12/21/26 (ZAR)	101,930	6,919
State of Israel, 5.50%, 1/31/42 (ILS)	35,807	18,973
		184,445
Total Foreign Government Obligations & Municipalities (Cost $297,476)		315,078

MUNICIPAL SECURITIES 3.0%
Florida 0.2%
Florida Dev. Fin., Nova Southeastern Univ., 2.60%, 4/1/26	2,340	2,390
		2,390

Illinois 0.8%
Illinois, Build America, GO, 7.35%, 7/1/35	5,200	5,990
Illinois, Build America, GO, 7.10%, 7/1/35	2,655	3,087
		9,077

Michigan 0.5%
Great Lakes Water Auth. Sewage Disposal System Revenue,
Series A, 1.833%, 7/1/26	720	736
Great Lakes Water Auth. Sewage Disposal System Revenue,
Series A, 2.365%, 7/1/32	2,805	2,939
Great Lakes Water Auth. Sewage Disposal System Revenue,
Series A, 3.056%, 7/1/39	2,330	2,560
		6,235

Pennsylvania 0.5%
Montgomery County IDA, Retirement Community, 2.94%,
11/15/27	5,890	5,866
		5,866

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia 0.6%
Tobacco Settlement Financing, Series A-1, 6.706%, 6/1/46	6,760	6,996
		6,996

West Virginia 0.4%
Tobacco Settlement Fin. Auth., Series A, 7.467%, 6/1/47	4,625	4,879
		4,879

Total Municipal Securities (Cost $33,374)		35,443
CONVERTIBLE BONDS 0.6%
FINANCIAL INSTITUTIONS 0.2%
Real Estate Investment Trusts 0.2%
Blackstone Mortgage Trust, 4.375%, 5/5/22	3,050	2,942
Total Financial Institutions		2,942
INDUSTRIAL 0.4%
Communications 0.4%
DISH Network, 3.375%, 8/15/26	1,915	1,895
MercadoLibre, 2.00%, 8/15/28	900	2,429
Total Industrial		4,324
Total Convertible Bonds (Cost $5,582)		7,266
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming (GBP) (6)(7)	1	—
Mriya Farming, Recovery Certificates (EUR) (6)(7)	128	2
Total Industrial		2
Total Common Stocks (Cost $—)		2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS 0.6%
INDUSTRIAL 0.5%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (2)	1	1,252
		1,252
Consumer Non-Cyclical 0.1%
Boston Scientific, Series A, 5.50%, 6/1/23	10	1,220
		1,220
Energy 0.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 11/27/19 -
3/12/20, Cost $3,365 (4)(13)	3	3,331
		3,331
Total Industrial		5,803
UTILITY 0.1%
Electric 0.1%
NextEra Energy, 4.872%, 9/1/22	21,925	1,210
Total Utility		1,210
Total Convertible Preferred Stocks (Cost $6,712)		7,013

SHORT-TERM INVESTMENTS 3.0%
MONEY MARKET FUNDS 1.5%
T. Rowe Price Government Reserve Fund, 0.11% (14)(15)	17,928	17,928
Total Money Market Funds		17,928
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bills, 0.81%, 2/25/21 (16)	17,808	17,798
Total U.S. Treasury Obligations		17,798
Total Short-Term Investments (Cost $35,724)		35,726

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

			Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 3.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 1.5%
Short-Term Funds 1.5%
T. Rowe Price Short-Term Fund, 0.17% (14)(15)			1,792	17,919
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank				17,919
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.6%
Short-Term Funds 1.6%
T. Rowe Price Short-Term Fund, 0.17% (14)(15)			1,916	19,161
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company				19,161
Total Securities Lending Collateral (Cost $37,080)				37,080

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description		Contracts	Notional Amount	$ Value
U.S. Treasury Long Bond futures contract, Call,
9/25/20 @ $179.00 (7)		879	154,457	371
Total Exchange-Traded Options Purchased (Cost $678)				371

OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
Goldman	EUR Put / USD Call, 9/30/20 @
Sachs	$1.16 (USD) (7)	1	23,600	17
Goldman	USD Call / CAD Put, 9/30/20 @
Sachs	1.35 (CAD) (7)	1	23,600	10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	$ Value
UBS
Investment	USD Call / JPY Put, 9/30/20 @
Bank	108.93 (JPY) (7)	1	23,600	16
Total OTC Options Purchased (Cost $215)				43
Total Options Purchased (Cost $893)				414
Total Investments in Securities 102.5%
(Cost $1,182,830)				$ 1,222,616
Other Assets Less Liabilities (2.5)%				(30,212)
Net Assets 100.0%				$ 1,192,404

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $379,068 and represents 31.8% of net assets.
(3)	All or a portion of this security is on loan at August 31, 2020.
(4)	Perpetual security with no stated maturity date.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Level 3 in fair value hierarchy.
(7)	Non-income producing
(8)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2020, was $417 and was valued at $414 (0.0% of net assets).
(10)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(11)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $7,610 and represents 0.6% of net assets.
(12)	Security is in default or has failed to make a scheduled interest and/or principal payment.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(13)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $3,331 and represents 0.3% of net assets.
(14)	Seven-day yield
(15)	Affiliated Companies
(16)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK
PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CNY	China Renminbi
CZK	Czech Koruna
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PLN	Polish Zloty
PTT	Pass-Through Trust
RSD	Serbian Dinar
SGD	Singapore Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

TBA	To-Be-Announced
THB	Thai Baht
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.1)%

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
113.00 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22	3,400	21	(56)	77

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
113.00 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24	5,474	(76)	(196)	120

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
113.00 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29	4,200	(352)	(196)	(156)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	1,400	3	2	1

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 113.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	2,070	8	(12)	20

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 113.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	2,070	13	(62)	75

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 113.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24	4,400	(32)	(206)	174

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 113.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	3,200	(45)	(15)	(30)

Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 113.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	2,022	(42)	(111)	69

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	1,860	5	3	2

Goldman Sachs, Protection Sold (Relevant
Credit: Markit CMBX.NA.AAA-S13, 50 Year
Index), Receive 0.50% Monthly, Pay upon credit
default, 12/16/72	32,750	(129)	(1,445)	1,316

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
113.00 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24	952	(13)	(6)	(7)

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
113.00 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25	854	(18)	(38)	20

Total Bilateral Credit Default Swaps, Protection Sold			(2,338)	1,681

Total Return Swaps 0.1%

JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index At Maturity, Pay Variable
0.306% (3M USD LIBOR) Quarterly, 12/20/20	22,500	777	—	777

Morgan Stanley, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index At Maturity, Pay Variable 0.306% (3M USD
LIBOR) Quarterly, 9/20/20	24,000	(132)	—	(132)

Total Bilateral Total Return Swaps			—	645

Total Bilateral Swaps			(2,338)	2,326

*Market Price at August 31, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

CENTRALLY CLEARED SWAPS (0.0)%

Credit Default Swaps, Protection Bought (0.1)%

Protection Bought (Relevant Credit: Markit iTraxx
Europe-S33, 5 Year Index), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/25 (EUR)	49,750	(1,425)	(1,087)	(338)

Total Centrally Cleared Credit Default Swaps, Protection Bought				(338)

Credit Default Swaps, Protection Sold 0.3%

Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S34, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/25	10,565	714	(27)	741

Protection Sold (Relevant Credit: Markit iTraxx
Crossover-S32, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/24
(EUR)	25,900	2,707	1,906	801

Protection Sold (Relevant Credit: Markit iTraxx
Europe Subordinated Financials-S33, 5 Year
Index), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25 (EUR)	13,000	(175)	(953)	778

Total Centrally Cleared Credit Default Swaps, Protection Sold				2,320

Interest Rate Swaps (0.2)%

2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/21/22 (CZK)	789,752	1,361	—	1,361

2 Year Interest Rate Swap, Receive Fixed
2.235% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/22 (CZK)	566,530	980	—	980

2 Year Interest Rate Swap, Receive Fixed
2.238% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/19/22 (CZK)	197,046	342	—	342

2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/22 (CZK)	747,046	1,299	—	1,299

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 5.188% (MXIBTIIE)
28 Days, 5/4/27 (MXN)	53,000	11	—	11

10 Year Interest Rate Swap, Pay Fixed 1.600%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/13/30 (CZK)	11	—	—	—

10 Year Interest Rate Swap, Pay Fixed 1.685%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/27/30 (PLN)	15,500	(258)	1	(259)

10 Year Interest Rate Swap, Pay Fixed 1.690%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/30 (CZK)	124,481	(355)	—	(355)

10 Year Interest Rate Swap, Pay Fixed 1.693%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/21/30 (CZK)	130,032	(372)	—	(372)

10 Year Interest Rate Swap, Pay Fixed 1.705%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/19/30 (CZK)	64,481	(188)	—	(188)

10 Year Interest Rate Swap, Pay Fixed 1.715%
Annually, Receive Variable 1.200% (6M PLN
WIBOR) Semi-Annually, 9/24/29 (PLN)	23,200	(415)	—	(415)

10 Year Interest Rate Swap, Pay Fixed 1.775%
Annually, Receive Variable 0.710% (6M PLN
WIBOR) Semi-Annually, 10/22/29 (PLN)	15,882	(314)	1	(315)

10 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 0.710% (6M PLN
WIBOR) Semi-Annually, 10/22/29 (PLN)	11,118	(221)	1	(222)
10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29 (PLN)	9,190	(186)	2	(188)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/6/29 (PLN)	4,595	(94)	—	(94)

10 Year Interest Rate Swap, Pay Fixed 1.803%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29 (PLN)	4,595	(94)	—	(94)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29 (PLN)	4,595	(95)	1	(96)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 1.860%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/7/29 (PLN)	4,526	(100)	—	(100)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/13/28 (PLN)	13,189	(630)	—	(630)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/14/28 (PLN)	9,986	(478)	1	(479)

10 Year Interest Rate Swap, Pay Fixed 3.160%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/12/28 (PLN)	5,024	(242)	—	(242)

30 Year Interest Rate Swap, Pay Fixed 3.024%
Semi-Annually, Receive Variable 0.284% (3M
USD LIBOR) Quarterly, 6/26/48	3,920	(1,869)	1	(1,870)

Total Centrally Cleared Interest Rate Swaps				(1,926)

Total Centrally Cleared Swaps				56

Net payments (receipts) of variation margin to date				(72)

Variation margin receivable (payable) on centrally cleared
swaps				$(16)

**Includes interest purchased or sold but not yet collected of $(40).

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Bank of America	9/11/20	USD	551	MYR	2,340 $	(11)
Bank of America	10/9/20	USD	6,012	INR	458,799	(219)
Barclays Bank	9/11/20	USD	20,520	CLP	16,572,847	(795)
Barclays Bank	9/18/20	CNH	9,943	USD	1,389	60
Barclays Bank	9/18/20	ZAR	49,029	USD	2,889	(3)
BNP Paribas	9/2/20	BRL	9,661	USD	1,725	38
BNP Paribas	9/2/20	BRL	14,492	USD	2,649	(4)
BNP Paribas	9/2/20	USD	1,766	BRL	9,661	2
BNP Paribas	9/2/20	USD	2,541	BRL	14,492	(104)
BNP Paribas	9/11/20	CLP	3,965,012	USD	5,087	13
BNP Paribas	9/11/20	CLP	3,740,989	USD	4,813	(2)
BNP Paribas	10/9/20	USD	505	INR	38,510	(18)
BNP Paribas	12/2/20	USD	1,720	BRL	9,661	(38)
BNP Paribas	12/11/20	THB	18,068	USD	579	2
BNP Paribas	12/11/20	USD	4,816	CLP	3,740,989	1
BNP Paribas	12/11/20	USD	5,089	CLP	3,965,012	(15)
Citibank	9/18/20	CNH	24,935	USD	3,483	151
Citibank	9/18/20	USD	4,041	SGD	5,630	(97)
Citibank	9/18/20	USD	2,891	ZAR	48,328	45
Citibank	10/9/20	USD	8,014	INR	611,732	(295)
Citibank	10/15/20	USD	18,789	ILS	64,802	(541)
Citibank	10/16/20	MXN	63,203	USD	2,866	6
Citibank	10/16/20	RSD	1,201,689	USD	11,538	656
Citibank	10/23/20	CAD	8,027	USD	5,924	231
Citibank	10/23/20	JPY	421,991	USD	3,942	45
Citibank	10/23/20	JPY	686,376	USD	6,502	(17)
Citibank	10/23/20	USD	6,021	AUD	8,402	(177)
Citibank	11/20/20	USD	155,676	EUR	131,006	(931)
Credit Suisse	10/9/20	USD	11,579	IDR	881,046	(387)
Deutsche Bank	10/9/20	USD	3,296	IDR	48,777,625	(37)
Goldman Sachs	9/2/20	BRL	38,645	USD	6,898	155
Goldman Sachs	9/2/20	USD	7,063	BRL	38,645	10
Goldman Sachs	9/11/20	THB	350,147	USD	11,064	187
Goldman Sachs	10/9/20	USD	10,792	IDR	160,026,442	(144)
Goldman Sachs	10/23/20	CAD	19,601	USD	14,798	232
Goldman Sachs	12/2/20	USD	6,878	BRL	38,645	(155)
HSBC Bank	9/11/20	THB	2,278	USD	71	2
HSBC Bank	10/9/20	INR	49,103	USD	665	2
HSBC Bank	10/9/20	USD	5,990	IDR	88,884,584	(84)
HSBC Bank	10/23/20	AUD	6,435	USD	4,503	244
HSBC Bank	10/23/20	JPY	610,427	USD	5,712	56
JPMorgan Chase	9/18/20	CNH	4,673	USD	668	13
JPMorgan Chase	9/18/20	USD	14,779	CNH	104,800	(496)
JPMorgan Chase	9/18/20	ZAR	5,351	USD	307	8
JPMorgan Chase	10/16/20	USD	839	CZK	18,648	(8)
JPMorgan Chase	10/16/20	USD	5,563	MXN	125,234	(128)
JPMorgan Chase	10/16/20	USD	379	RSD	37,711	(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
JPMorgan Chase	10/23/20	CAD	275USD	210 $	1
JPMorgan Chase	10/23/20	JPY	635,534USD	6,029	(24)
JPMorgan Chase	11/13/20	USD	794PLN	2,928	(2)
JPMorgan Chase	11/20/20	USD	2,721EUR	2,283	(8)
Morgan Stanley	9/2/20	BRL	7,246USD	1,324	(2)
Morgan Stanley	9/2/20	USD	1,259BRL	7,246	(64)
Morgan Stanley	9/11/20	CLP	2,379,007USD	3,067	(8)
Morgan Stanley	9/11/20	THB	2,716USD	85	2
Morgan Stanley	9/11/20	USD	5,593CLP	4,285,847	80
Morgan Stanley	10/8/20	USD	41KRW	49,345	—
Morgan Stanley	10/9/20	USD	1,538IDR	22,764,799	(17)
Morgan Stanley	10/16/20	MXN	390,771USD	17,165	592
Morgan Stanley	10/23/20	JPY	182,191USD	1,706	15
Morgan Stanley	12/11/20	USD	3,069CLP	2,379,007	7
RBC Dominion Securities	9/18/20	CNH	10,094USD	1,412	60
Standard Chartered	9/11/20	MYR	29,155USD	6,660	346
Standard Chartered	9/11/20	USD	6,735MYR	28,836	(194)
Standard Chartered	9/18/20	USD	5,198CNH	37,000	(195)
State Street	9/2/20	BRL	26,569USD	4,856	(7)
State Street	9/2/20	USD	4,630BRL	26,569	(220)
State Street	9/18/20	USD	4,353ZAR	74,044	(7)
State Street	10/23/20	AUD	6,435USD	4,505	242
State Street	11/20/20	USD	1,878EUR	1,586	(18)
UBS Investment Bank	9/11/20	CLP	2,202,784USD	2,803	31
UBS Investment Bank	9/11/20	USD	1,451CLP	1,169,151	(53)
UBS Investment Bank	10/16/20	CZK	215,415USD	9,059	730
UBS Investment Bank	11/13/20	PLN	14,595USD	3,910	54
UBS Investment Bank	12/11/20	USD	2,804CLP	2,202,785	(32)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(1,241)

The accompanying notes are an integral part of this Portfolio of Investments.

 T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 605 Euro BOBL contracts	9/20	97,199	$346
Long, 70 Euro BTP contracts	9/20	12,213	563
Short, 45 Euro BUXL thirty year bond contracts	9/20	(11,649)	(226)
Long, 96 Euro OAT contracts	9/20	19,186	303
Long, 249 Government of Australia ten year bond
contracts	9/20	27,083	(121)
Long, 116 Government of Canada ten year bond
contracts	12/20	13,424	(92)
Long, 102 Long Gilt contracts	12/20	18,408	(172)
Long, 292 Republic of South Korea ten year bond
contracts	9/20	32,496	(366)
Long, 889 Republic of South Korea three year bond
contracts	9/20	83,661	(214)
Short, 216 U.S. Treasury Long Bond contracts	12/20	(37,955)	442
Long, 1,997 U.S. Treasury Notes two year contracts	12/20	441,228	59
Short, 739 Ultra U.S. Treasury Notes ten year
contracts	12/20	(117,824)	114
Net payments (receipts) of variation margin to date			(1,617)

Variation margin receivable (payable) on open futures contracts			$(981)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$7
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$7+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/20	Cost		Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$20,461		¤	¤	$17,928
T. Rowe Price Short-Term
Fund	38,006		¤	¤	37,080
Total					$55,008^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $7 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $55,008.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$ 432,969	$ 4	$ 432,973
Fixed Income Securities[1]	—	709,408	—	709,408
Common Stocks	—	—	2	2
Convertible Preferred Stocks	—	7,013	—	7,013
Short-Term Investments	17,928	17,798	—	35,726
Securities Lending Collateral	37,080	—	—	37,080
Options Purchased	371	43	—	414
Total Securities	55,379	1,167,231	6	1,222,616
Swaps	—	827	—	827
Forward Currency Exchange Contracts	—	4,319	—	4,319
Total	$55,379	$ 1,172,377	$ 6	$ 1,227,762
Liabilities
Swaps	$—	$ 855	$ —	$ 855
Forward Currency Exchange Contracts	—	5,560	—	5,560
Futures Contracts	981	—	—	981
Total	$981	$ 6,415	$ —	$ 7,396

1 Includes Asset-Backed Securities, Bank Loans, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities, Municipal Securities, Convertible Bonds.